related party transactions (Tables)	6 Months Ended
Jun. 30, 2019
related party transactions
Summary of transactions with key management personnel

	Three months		Six months
Periods ended June 30 (millions)	2019	2018	2019	2018
Short-term benefits	$2	$3	$5	$6
Post-employment pension [1] and other benefits	1	3	2	4
Share-based compensation [2]	5	21	20	24
	$8	$27	$27	$34
(1)

Our Executive Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.

(2)

For the three-month and six-month periods ended June 30, 2019, share-based compensation expense is net of $NIL (2018 – $1) and $2 (2018 – $NIL) , respectively, of the effects of derivatives used to manage share-based compensation costs (Note 14(b)).

As disclosed in Note 14, we made initial awards of share-based compensation in 2018, including, as set out in the following table, to our key management personnel; awards in 2019 are expected to be made during the three-month period ending September 30, 2019. As most of these awards are cliff-vesting or graded-vesting and have multi-year requisite service periods, the related expense will be recognized rateably over a period of years and thus only a portion of the 2018 initial awards are included in the amounts in the table above.

	2019			2018
	Number of			Number of
Six-month periods ended June 30	restricted	Notional	Grant-date	restricted	Notional	Grant-date
($ in millions)	share units	value [1]	fair value [1]	share units	value [1]	fair value [1]
Awarded in period	—	$—	$—	608,849	$28	$36
(1)

Notional value is determined by multiplying the Common Share price at the time of award by the number of units awarded. The grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)).

The liability amounts accrued for share-based compensation awards to key management personnel are as follows:

	June 30,	December 31,
As at (millions)	2019	2018
Restricted share units	$56	$41
Deferred share units [1]	22	21
	$78	$62
(1)

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, Common Shares or cash. Deferred share units entitle directors to a specified number of, or a cash payment based on the value of, our Common Shares. Deferred share units are paid out when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the three-month and six-month periods ended June 30, 2019, $3 (2018 – $6) and $3 (2018 – $6), respectively, was paid out.